Cover	Jan. 21, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 21, 2026
Entity File Number	001-42991
Entity Registrant Name	SAFEGUARD ACQUISITION CORP.
Entity Central Index Key	0002082844
Entity Tax Identification Number	98-1868175
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7251 West Lake Mead Boulevard
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89128
City Area Code	(310)
Local Phone Number	367-6825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	SAC.U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SAC
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SAC WS
Security Exchange Name	NYSE